CONSOLIDATED CONDENSED BALANCE SHEETS - USD ($)	Jul. 31, 2021	Apr. 30, 2021
Current Assets
Cash	$ 7,924	$ 25
Total Current Assets	7,924	25
Furniture and equipment net of depreciation (Note 3)	1,120,595	1,135,615
Other Assets
Investment in Subsidiary	62,500	0
Intangible asset, net of amortization (Note 4)	0	0
TOTAL ASSETS	1,191,019	1,135,640
Current Liabilities
Accounts Payable	65,693	89,448
Other Current Liabilities	0	0
Accrued Interest Payable	20,766	10,872
Due to related party (Note 7)	225,077	225,077
Notes Payable (Note 8)	311,900	311,900
Convertible Notes Payable (Note 9)	267,500	290,000
Total Current Liabilities	890,936	927,297
TOTAL LIABILITIES	890,937	927,297
STOCKHOLDERS’ EQUITY (DEFICIT)
Common Stock, $.001 par value 10,000,000,000 Authorized 197,210,767 Issued and Outstanding at July 31, 2021 and 159,459,140 at July 31, 2020.	197,211	159,959
Additional paid-in-capital	11,126,288	9,372,230
Accumulated deficit	(11,024,829)	(9,325,259)
Total Stockholders’ Equity (Deficit)	300,083	208,343
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICIT)	1,191,019	1,135,640
Series A Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, Value, Issued	53	53
Series B Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, Value, Issued	600	600
Series C Preferred Stock [Member]
STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred Stock, Value, Issued	$ 760	$ 760